Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of roll forward of all liabilities measured at fair value - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative and Contingent Liabilities
Balance at December 31, 2020	$ 13,798,346
Derivative liabilities		391,648
Extinguishment of debt obligations		(391,648)
Derivative liabilities - amended Unit Purchase Agreement (Note 6)	$ 2,438,379	2,485,346
Initial valuation of contingent liabilities assumed on Somah acquisition1		9,926,000
Change in fair value		1,387,000
Balance at December 31, 2021		$ 13,798,346